Stock-Based Compensation - Schedule of Estimated Grant Date Fair Value Calculations for Options Granted (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Expected term (in years)	8 years 2 months 12 days	2 years
Expected volatility	93.70%	75.00%
Risk-free interest rate	4.20%	4.90%
Dividend yield	0.00%	0.00%